UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05570

        Nuveen Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          1/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Premium Income Municipal Fund, Inc. (NPI) January 31, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 2.4% (1.5% of Total Investments)
$ 4,050	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 6.125%, 12/01/16	6/10 at 102.00	A–	$4,352,211
6,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa1	6,220,320
	System Inc., Series 2005A, 5.250%, 11/15/20
2,190	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	2,200,402
	International Paper Company, Series 2005A, 5.000%, 6/01/25
5,020	DCH Health Care Authority, Alabama, Healthcare Facilities Revenue Bonds, Series 2002, 5.250%,	6/12 at 101.00	A+	5,286,261
	6/01/18
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,095,290
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
3,330	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/23 –	3/14 at 100.00	Aaa	3,505,724
	FGIC Insured

21,590	Total Alabama			22,660,208

	Alaska – 1.0% (0.7% of Total Investments)
	Anchorage, Alaska, General Obligation Refunding Bonds, Series 2003A:
2,000	5.250%, 9/01/17 – FGIC Insured	9/13 at 100.00	AAA	2,176,400
2,035	5.250%, 9/01/18 – FGIC Insured	9/13 at 100.00	AAA	2,214,487
5,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/10 at 100.00	BBB	5,281,550
	Series 2000, 6.500%, 6/01/31

9,035	Total Alaska			9,672,437

	Arizona – 1.1% (0.7% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
500	5.250%, 12/01/24	12/15 at 100.00	BBB	516,055
660	5.250%, 12/01/25	12/15 at 100.00	BBB	683,278
4,820	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	7/06 at 101.00	AAA	4,889,167
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured
4,130	University of Arizona, Certificates of Participation, Series 2002B, 5.125%, 6/01/18 – AMBAC	6/12 at 100.00	AAA	4,412,451
	Insured

10,110	Total Arizona			10,500,951

	Arkansas – 0.8% (0.5% of Total Investments)
480	Paragould, Arkansas, Water, Sewer and Electric Revenue Bonds, Series 2000, 5.650%, 12/01/25	12/10 at 100.00	AAA	525,389
	(Pre-refunded 12/01/10) – AMBAC Insured
5,245	University of Arkansas, Fayetteville, Athletic Facilities Revenue Bonds, Razorback Stadium,	9/09 at 100.00	Aaa	5,485,483
	Series 1999, 5.050%, 9/15/20 – AMBAC Insured
2,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	BBB	2,022,400
	Series 2005B, 5.000%, 2/01/25

7,725	Total Arkansas			8,033,272

	California – 22.1% (14.4% of Total Investments)
1,275	Acalanes Union High School District, Contra Costa County, California, General Obligation	8/15 at 100.00	AAA	1,349,613
	Bonds, Series 2005, 5.000%, 8/01/24 – FGIC Insured
9,200	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	AAA	4,817,488
	2004A, 0.000%, 10/01/20 – AMBAC Insured
4,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%,	5/12 at 101.00	A2 (4)	4,580,480
	5/01/15 (Pre-refunded 5/01/12)
2,000	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aaa	2,095,940
	5.000%, 10/01/30 – MBIA Insured
7,200	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	7,342,272
	Series 2005, 4.750%, 10/01/28
	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist
	Health System/West, Series 2003A:
3,700	5.000%, 3/01/28	3/13 at 100.00	A	3,747,175
7,000	5.000%, 3/01/33	3/13 at 100.00	A	7,068,320
5,500	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Catholic	7/26 at 100.00	A–	5,781,765
	Healthcare West, Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
9,560	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	9,725,962
	Series 2005, 5.000%, 11/15/27
11,395	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	No Opt. Call	A–	12,177,837
	1993E, 5.500%, 6/01/15
23,725	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	6/06 at 100.00	Aa2	23,748,013
	California Projects, Series 1993A, 5.500%, 6/01/21
1,640	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB+	1,683,444
	Health System, Series 2005A, 5.250%, 7/01/30
4,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA–	4,409,800
	California, General Obligation Bonds, Series 2004:
2,000	5.125%, 2/01/25	2/14 at 100.00	A	2,103,100
10,000	5.125%, 2/01/26	2/14 at 100.00	A	10,487,900
9,000	California, General Obligation Bonds, Series 2005, 5.000%, 8/01/22	8/15 at 100.00	A	9,490,680
3,575	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	3,805,123
	Company, Series 1996A, 5.300%, 7/01/21
6,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	AAA	6,200,820
	Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
2,350	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Series	8/15 at 100.00	AAA	2,478,122
	2005B, 5.000%, 8/01/26 – FGIC Insured
5,120	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/15 at 100.00	AAA	5,419,622
	Bonds, Series 2005A, 5.000%, 8/01/24 – FSA Insured
5,470	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22	8/16 at 102.00	AAA	5,779,547
	(WI/DD, Settling 5/04/06) – FGIC Insured (Alternative Minimum Tax)
	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-1:
5,000	5.000%, 7/01/19 – FGIC Insured	7/15 at 100.00	AAA	5,374,750
6,865	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AAA	7,247,243
1,095	Martinez, California, Home Mortgage Revenue Bonds, Series 1983A, 10.750%, 2/01/16 (ETM)	No Opt. Call	AAA	1,478,141
	Peralta Community College District, Alameda County, California, General Obligation Bonds,
	Series 2005D:
1,560	5.000%, 8/01/19 – FSA Insured	8/13 at 102.00	AAA	1,673,116
1,805	5.000%, 8/01/22 – FSA Insured	8/13 at 102.00	AAA	1,922,253
1,900	5.000%, 8/01/23 – FSA Insured	8/13 at 102.00	AAA	2,017,306
20,000	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	26,298,200
	Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)
5,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	5,357,650
	Center, Series 2004, 5.875%, 7/01/26
2,000	Redwood City School District, San Mateo County, California, General Obligation Bonds, Series	7/12 at 100.00	AAA	2,075,300
	2002, 5.000%, 7/15/27 – FGIC Insured
3,885	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aaa	4,135,427
	Bonds, Series 2005, 5.000%, 7/01/22 – MBIA Insured
3,700	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R,	8/13 at 100.00	AAA	3,905,683
	5.000%, 8/15/22 – MBIA Insured
3,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 –	9/14 at 100.00	AAA	3,629,640
	MBIA Insured
4,700	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/15 at 100.00	AAA	4,928,279
	Series 2005G, 5.000%, 7/01/29 – FSA Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
10,000	0.000%, 1/15/31 – MBIA Insured	No Opt. Call	AAA	3,079,300
24,025	0.000%, 1/15/36 – MBIA Insured	No Opt. Call	AAA	5,691,042

228,745	Total California			213,106,353

	Colorado – 5.7% (3.7% of Total Investments)
5,620	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	5,958,998
	5.000%, 12/15/24 – FSA Insured
2,500	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AAA	2,660,425
	2004, 5.000%, 12/01/21 – FGIC Insured
2,125	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	2,142,786
	Society, Series 2005, 5.000%, 6/01/29
1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	1,013,500
	5.000%, 9/01/25
520	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1997B-2,	5/07 at 105.00	Aa2	524,389
	7.000%, 5/01/26 (Alternative Minimum Tax)
360	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1997C-2,	11/07 at 105.00	Aa2	367,938
	6.875%, 11/01/28 (Alternative Minimum Tax)
830	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000B-2,	4/10 at 105.00	AA	864,785
	7.250%, 10/01/31 (Alternative Minimum Tax)
9,450	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A	10,858,050
	(Alternative Minimum Tax)
8,315	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines	4/06 at 100.00	N/R	8,282,738
	Corporation, Series 1992A, 6.875%, 10/01/32 (Alternative Minimum Tax) (5)
19,810	Denver, Colorado, Excise Tax Revenue Bonds, Convention Center, Series 2001A, 5.500%, 9/01/18	3/11 at 100.00	AAA	21,615,681
	(Pre-refunded 3/01/11) – FSA Insured
104	El Paso County, Colorado, FNMA Mortgage-Backed Single Family Revenue Refunding Bonds, Series	No Opt. Call	Aaa	105,608
	1992A-2, 8.750%, 6/01/11

50,634	Total Colorado			54,394,898

	Connecticut – 0.5% (0.3% of Total Investments)
1,930	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/16	No Opt. Call	AA	2,198,849
2,310	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System	11/15 at 100.00	AAA	2,429,450
	Revenue Bonds, Series 2005A, 5.000%, 11/15/30 – MBIA Insured

4,240	Total Connecticut			4,628,299

	District of Columbia – 4.5% (2.9% of Total Investments)
8,620	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	6/06 at 102.00	AAA	8,800,848
	Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)
9,505	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/20 – MBIA Insured	No Opt. Call	AAA	11,384,043
10,350	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 1997A,	8/07 at 102.00	AAA	10,787,391
	5.375%, 2/15/27 – AMBAC Insured
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
14,105	0.000%, 4/01/24 – MBIA Insured	4/11 at 47.66	AAA	5,310,533
7,625	0.000%, 4/01/25 – MBIA Insured	4/11 at 44.82	AAA	2,701,156
16,665	0.000%, 4/01/32 – MBIA Insured	4/11 at 29.23	AAA	3,856,281

66,870	Total District of Columbia			42,840,252

	Florida – 3.0% (2.0% of Total Investments)
4,225	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A	4,286,981
	Series 2005, 5.000%, 4/01/24
8,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	AAA	8,634,160
	Series 2003A, 5.375%, 10/01/16 – MBIA Insured (Alternative Minimum Tax)
5,400	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	6,002,100
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A+ (4)	5,670,900
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)
1,785	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 (WI/DD,	10/15 at 100.00	AAA	1,869,198
	Settling 2/01/06) – MBIA Insured
2,375	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aaa	2,506,385
	8/01/22 – FSA Insured

26,785	Total Florida			28,969,724

	Georgia – 1.9% (1.2% of Total Investments)
2,625	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	AAA	2,851,354
	Building, Series 2004, 5.250%, 5/01/24 – MBIA Insured
6,025	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003,	1/14 at 100.00	AAA	6,520,918
	5.250%, 1/01/20 – FSA Insured
4,845	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	5,755,182
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
2,740	Savannah Housing Authority, Georgia, GNMA Collateralized Mortgage Revenue Refunding Bonds,	5/08 at 103.00	Aaa	2,884,206
	Plantation Oak Project, Series 2000, 6.350%, 11/20/39

16,235	Total Georgia			18,011,660

	Hawaii – 1.1% (0.7% of Total Investments)
10,000	Hawaii, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/21 – MBIA Insured	9/13 at 100.00	AAA	10,798,800

	Idaho – 0.6% (0.5% of Total Investments)
5,000	Boise City, Idaho, Airport Revenue Certificates of Participation, Series 2000, 5.500%, 9/01/25	9/10 at 100.00	Aaa	5,290,700
	– FGIC Insured (Alternative Minimum Tax)

	Illinois – 9.3% (6.1% of Total Investments)
9,220	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	9,631,765
	Revenues, Series 1997A, 5.250%, 12/01/27 – AMBAC Insured
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
8,890	0.000%, 12/01/16 – FGIC Insured	No Opt. Call	AAA	5,602,923
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AAA	5,168,000
9,900	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	AAA	4,150,080
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	AAA	7,357,350
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	AAA	4,428,500
110	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	3/06 at 105.00	Aaa	110,394
	1996A, 7.000%, 9/01/27 (Alternative Minimum Tax)
390	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	9/07 at 105.00	Aaa	391,314
	1997B, 6.950%, 9/01/28 (Alternative Minimum Tax)
9,000	Chicago, Illinois, Special Facility Revenue Bonds, O’Hare International Airport, United Air	11/35 at 100.00	N/R	4,167,810
	Lines Inc. Project, Series 2001A, 6.375%, 11/01/35 (Mandatory put 5/01/13) (Alternative
	Minimum Tax) (5)
8,740	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds, Illinois	2/06 at 100.00	AAA	8,766,220
	Power Company, Series 1994A, 5.700%, 2/01/24 – MBIA Insured
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,000	5.250%, 11/15/22	5/14 at 100.00	A	1,039,760
3,000	5.250%, 11/15/23	5/14 at 100.00	A	3,108,840
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	1,025,800
	5.500%, 5/15/32
9,820	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	8/07 at 101.00	AAA	10,118,135
	5.250%, 8/01/27 – AMBAC Insured
10,040	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	6,791,960
	Project, Series 1992A, 0.000%, 6/15/15 – FGIC Insured
9,200	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/09 at 101.00	AAA	9,888,988
	Project, Series 1999A, 5.500%, 12/15/24 – FGIC Insured
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AAA	3,963,330
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
3,000	Upper Illinois River Valley Development Authority, Healthcare Facilities Revenue Bonds, Morris	12/11 at 101.00	BBB+	3,288,570
	Hospital, Series 2001, 6.625%, 12/01/31

121,310	Total Illinois			88,999,739

	Indiana – 1.1% (0.7% of Total Investments)
2,005	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004,	8/14 at 100.00	AAA	2,104,769
	5.000%, 8/01/22 – FSA Insured
7,965	Wawasee Community School Corporation, Indiana, First Mortgage Bonds, New Elementary and	1/12 at 101.00	AA	8,793,360
	Remodeling Building Corporation, Series 2000, 5.750%, 1/15/20

9,970	Total Indiana			10,898,129

	Iowa – 2.1% (1.4% of Total Investments)
	Des Moines, Iowa, General Obligation Bonds, Series 2000D:
1,215	5.750%, 6/01/17 – MBIA Insured	6/08 at 100.00	AAA	1,275,811
1,410	5.800%, 6/01/18 – MBIA Insured	6/08 at 100.00	AAA	1,482,136
2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000, 6.250%,	7/10 at 100.00	A1	2,144,060
	7/01/25
4,365	Iowa Finance Authority, Industrial Remarketed Revenue Refunding Bonds, Urbandale Hotel	No Opt. Call	AAA	5,455,115
	Corporation, Series 1989A, 8.500%, 8/01/16 (ETM) (Alternative Minimum Tax)
10,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	9,898,300
	5.500%, 6/01/42

18,990	Total Iowa			20,255,422

	Kansas – 0.9% (0.6% of Total Investments)
6,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/21	3/14 at 100.00	AA+	6,357,540
2,365	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family	6/08 at 105.00	Aaa	2,430,416
	Revenue Bonds, Series 1998A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)

8,365	Total Kansas			8,787,956

	Kentucky – 1.6% (1.0% of Total Investments)
7,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005,	8/15 at 100.00	AAA	7,437,780
	5.000%, 8/01/22 – FSA Insured
3,770	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/15 at 100.00	AAA	3,988,924
	Series 2005B, 5.000%, 7/01/24 – AMBAC Insured
	Marshall County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
	Series 2004:
1,210	5.000%, 6/01/19 – AMBAC Insured	6/14 at 100.00	Aaa	1,288,347
1,270	5.000%, 6/01/20 – AMBAC Insured	6/14 at 100.00	Aaa	1,349,464
1,335	5.000%, 6/01/21 – AMBAC Insured	6/14 at 100.00	Aaa	1,414,659

14,585	Total Kentucky			15,479,174

	Louisiana – 2.1% (1.4% of Total Investments)
2,915	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	AAA	3,110,159
	Bonds, Series 2002, 5.250%, 12/01/19 – AMBAC Insured
435	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000A, 7.450%,	9/09 at 101.00	Aaa	439,902
	12/01/31 (Alternative Minimum Tax)
6,680	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	BBB	8,429,559
	Corporation Project, Series 1994, 11.000%, 2/01/14
2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	2,050,480
	Lady Health System, Series 2005A, 5.250%, 8/15/31
	Louisiana, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,200	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	AAA	1,254,612
2,210	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	AAA	2,303,748
2,500	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	AAA	2,602,200

17,940	Total Louisiana			20,190,660

	Maryland – 0.6% (0.4% of Total Investments)
2,200	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	2,377,100
	9/01/27 (WI/DD, Settling 2/08/06) – XLCA Insured
3,600	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	3,759,408
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)

5,800	Total Maryland			6,136,508

	Massachusetts – 4.0% (2.6% of Total Investments)
2,100	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	2,218,734
7,900	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	8,472,671
	(Pre-refunded 7/01/10)
3,395	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	BBB	3,367,297
	Health Care, Series 2005D, 5.000%, 7/01/33
8,505	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A,	1/11 at 100.00	AAA	8,822,662
	5.850%, 7/01/35 – AMBAC Insured (Alternative Minimum Tax)
2,825	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	2,882,432
	Haverhill Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)
6,540	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	6,950,254
	5.000%, 8/15/22 – FSA Insured
1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/25	8/17 at 100.00	AAA	1,646,085
	– MBIA Insured
3,820	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/24	1/14 at 100.00	AAA	4,188,668
	(Pre-refunded 1/01/14) – FGIC Insured

36,585	Total Massachusetts			38,548,803

	Michigan – 3.8% (2.5% of Total Investments)
	Detroit, Michigan, General Obligation Bonds, Series 2003A:
3,565	5.250%, 4/01/22 – XLCA Insured	4/13 at 100.00	AAA	3,786,458
1,275	5.250%, 4/01/23 – XLCA Insured	4/13 at 100.00	AAA	1,353,387
3,930	Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, Unlimited Tax General	5/08 at 100.00	AAA	4,056,860
	Obligation School Building and Site Refunding Bonds, Series 1997, 5.150%, 5/01/22 – FGIC
	Insured
3,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BBB	3,207,870
	6.000%, 7/01/35
6,600	Michigan Housing Development Authority, Limited Obligation Multifamily Mortgage Revenue	7/07 at 102.00	AAA	6,753,384
	Refunding Bonds, Forest Hills Regency Square Project, Series 1999A, 5.750%, 7/01/29
10,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	AAA	10,543,600
	5.000%, 10/15/23 – MBIA Insured
6,390	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D,	12/12 at 100.00	AAA	6,860,943
	5.500%, 12/01/19 – FGIC Insured (Alternative Minimum Tax)

34,760	Total Michigan			36,562,502

	Minnesota – 5.1% (3.3% of Total Investments)
13,650	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A	13,836,050
2,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds,	2/14 at 100.00	A–	2,106,580
	Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.375%, 2/15/22
	Eden Prairie, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Rolling Hills
	Project, Series 2001A:
1,000	6.150%, 8/20/31	8/11 at 105.00	A1	1,084,410
2,000	6.200%, 2/20/43	8/11 at 105.00	A1	2,161,340
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/08 at 101.00	AAA	3,100,530
	Series 1998A, 5.000%, 1/01/22 – AMBAC Insured
90	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/07 at 102.00	AAA	94,901
	Fairview Hospital and Healthcare Services, Series 1997A, 5.750%, 11/15/26 – MBIA Insured
700	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series	10/15 at 100.00	A2	737,247
	2005-6G, 5.000%, 10/01/22
1,500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/24	10/14 at 100.00	A3	1,589,850
1,545	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	Baa3	1,671,396
	Series 2005, 6.000%, 11/15/25
18,485	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	23,002,179
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – FSA Insured

43,970	Total Minnesota			49,384,483

	Mississippi – 0.8% (0.5% of Total Investments)
4,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	4,323,307
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
3,045	Mississippi State University Educational Building Corporation, Revenue Bonds, Residence Hall	8/15 at 100.00	AAA	3,165,217
	and Campus Improvement Project, Series 2005, 5.000%, 8/01/28 – MBIA Insured

7,320	Total Mississippi			7,488,524

	Missouri – 2.4% (1.6% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	2,066,580
	Services – Heisinger Project, Series 2004, 5.250%, 2/01/24
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
1,565	6.000%, 6/01/20	No Opt. Call	BBB+	1,801,018
1,260	5.000%, 6/01/35	6/15 at 100.00	BBB+	1,271,138
1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AAA	1,602,960
	Series 2001A, 5.250%, 6/01/21 – AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
1,500	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AAA	1,636,650
4,150	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AAA	4,513,250
820	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds,	3/07 at 105.00	AAA	822,772
	Homeownership Loan Program, Series 1996C, 7.450%, 9/01/27 (Alternative Minimum Tax)
3,605	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/09 at 103.00	AAA	3,687,266
	Loan Program, Series 1999B-1, 6.700%, 9/01/30 (Alternative Minimum Tax)
5,810	St. Charles County Francis Howell School District, Missouri, General Obligation Refunding	No Opt. Call	AAA	6,085,336
	Bonds, Series 1994A, 7.800%, 3/01/08 – FGIC Insured

22,210	Total Missouri			23,486,970

	Nebraska – 0.9% (0.6% of Total Investments)
4,060	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2002, 5.000%, 9/01/23	9/12 at 100.00	AA	4,279,118
4,410	University of Nebraska, Lincoln, Student Fees and Facilities Revenue Bonds, Series 2003B,	11/13 at 100.00	Aa2	4,522,631
	5.000%, 7/01/33

8,470	Total Nebraska			8,801,749

	Nevada – 4.4% (2.8% of Total Investments)
10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AAA	11,530,012
	(Pre-refunded 6/15/12) – MBIA Insured
15,000	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	6/11 at 100.00	AAA	15,930,150
	Series 2001, 5.250%, 6/01/26 – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
6,425	0.000%, 1/01/29 – AMBAC Insured	No Opt. Call	AAA	2,123,462
12,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	12,537,840

43,835	Total Nevada			42,121,464

	New Hampshire – 0.3% (0.2% of Total Investments)
550	New Hampshire Housing Finance Agency, Single Family Mortgage Acquisition Revenue Bonds, Series	7/06 at 102.00	Aa2	563,184
	1996B, 6.400%, 1/01/27 (Alternative Minimum Tax)
2,170	New Hampshire Housing Finance Agency, Single Family Residential Mortgage Bonds, Series 1993B,	7/06 at 100.00	Aa2	2,184,474
	6.050%, 7/01/25

2,720	Total New Hampshire			2,747,658

	New Jersey – 9.1% (5.9% of Total Investments)
10,150	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Bonds, Port District	1/10 at 100.00	AAA	10,844,565
	Project, Series 1999B, 5.625%, 1/01/26 – FSA Insured
8,000	Essex County Improvement Authority, New Jersey, General Obligation Guaranteed Lease Revenue	10/10 at 100.00	Aaa	8,851,920
	Bonds, County Correctional Facility Project, Series 2000, 6.000%, 10/01/25 (Pre-refunded
	10/01/10) – FGIC Insured
	Essex County, New Jersey, General Obligation Bonds, Series 2005A:
3,065	5.000%, 5/01/24 – MBIA Insured	5/15 at 100.00	Aaa	3,240,318
3,030	5.000%, 5/01/25 – MBIA Insured	5/15 at 100.00	Aaa	3,198,559
500	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center	No Opt. Call	Baa3	510,255
	Hotel/Conference Center Project, Series 2005A, 5.000%, 1/01/15
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
3,655	5.250%, 9/01/24	9/15 at 100.00	AA–	3,910,411
2,000	5.250%, 9/01/26	9/15 at 100.00	AA–	2,130,080
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series	7/15 at 100.00	AAA	1,576,395
	2005A, 5.000%, 7/01/30
5,315	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/07 at 101.50	AAA	5,466,903
	1997U, 5.850%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
5,000	5.500%, 6/15/19 (Pre-refunded 6/15/13)	6/13 at 100.00	AAA	5,582,350
5,410	5.500%, 6/15/20 (Pre-refunded 6/15/13)	6/13 at 100.00	AAA	6,040,103
9,250	5.500%, 6/15/23 (Pre-refunded 6/15/13)	6/13 at 100.00	AAA	10,327,348
	New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
3,915	6.000%, 1/01/14 (ETM) – MBIA Insured	No Opt. Call	AAA	4,520,651
7,585	6.000%, 1/01/14 (ETM) – MBIA Insured	No Opt. Call	AAA	8,758,400
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	2,668,425
9,130	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	9,623,111

80,005	Total New Jersey			87,249,794

	New Mexico – 0.8% (0.5% of Total Investments)
970	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000D-2,	3/10 at 102.50	AAA	996,821
	6.850%, 9/01/31 (Alternative Minimum Tax)
5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series	No Opt. Call	AAA	6,638,275
	1997, 6.000%, 2/01/27 – FSA Insured

6,555	Total New Mexico			7,635,096

	New York – 18.0% (11.7% of Total Investments)
1,145	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,206,681
	Improvements, Series 2005B, 5.000%, 2/15/24 – AMBAC Insured
3,500	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	3,693,900
	Improvements, Series 2005D, 5.000%, 2/15/23 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series
	2004A:
1,025	5.250%, 7/01/20	7/14 at 100.00	A+	1,105,504
1,000	5.250%, 7/01/22	7/14 at 100.00	A+	1,074,130
500	5.250%, 7/01/24	7/14 at 100.00	A+	535,050
1,995	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	2,144,346
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/20
2,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	2,465,270
	2005F, 5.000%, 3/15/24 – AMBAC Insured
14,580	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	A–	15,203,149
	5.250%, 12/01/26
4,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	4,714,425
	5.000%, 11/15/30 – AMBAC Insured
7,400	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	7,630,066
	5.000%, 11/15/30
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	3,208,500
	Series 2002A, 5.125%, 11/15/21 – FGIC Insured
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, United
	Jewish Appeal – Federation of Jewish Philanthropies of New York Inc., Series 2004A:
2,185	5.250%, 7/01/20	7/14 at 100.00	Aa2	2,377,499
2,050	5.250%, 7/01/21	7/14 at 100.00	Aa2	2,227,407
2,420	5.250%, 7/01/22	4/14 at 100.00	Aa2	2,615,439
1,370	5.250%, 7/01/24	4/14 at 100.00	Aa2	1,476,093
1,250	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	1,319,325
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/25 – MBIA Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
4,825	5.000%, 10/15/24 – MBIA Insured	10/14 at 100.00	AAA	5,101,907
1,665	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	1,758,074
12,500	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22	10/13 at 100.00	A+	13,326,000
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/23	6/13 at 100.00	A+	5,398,100
6,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	A+	6,432,480
8,270	New York City, New York, General Obligation Bonds, Fiscal Series 2004G, 5.000%, 8/01/14	No Opt. Call	A+	8,850,471
7,960	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	4/15 at 100.00	A+	8,301,325
650	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/10 at 101.00	BBB	691,841
	6.500%, 6/01/35
1,350	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/10 at 101.00	AAA	1,524,919
	6.500%, 6/01/35 (Pre-refunded 6/01/10)
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
3,770	5.000%, 1/01/25 – FSA Insured	7/15 at 100.00	AAA	3,982,930
5,980	5.000%, 1/01/26 – FSA Insured	7/15 at 100.00	AAA	6,298,734
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,
	Series 2005B:
5,000	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	5,345,600
2,000	5.000%, 4/01/22 – AMBAC Insured	10/15 at 100.00	AAA	2,130,020
3,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2005A,	3/15 at 100.00	AAA	3,214,230
	5.000%, 3/15/19 – FSA Insured
7,400	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/10 at 100.00	AA–	7,920,738
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16
14,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	1/17 at 100.00	AA–	15,103,340
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)
6,460	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	6,764,654
	2004A-1, 5.000%, 3/15/26 – FGIC Insured
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	2,111,340
	Series 2005, 5.000%, 12/01/27 – XLCA Insured
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	3/14 at 101.00	AAA	5,232,650
	Thirty-Fifth Series 2004, 5.000%, 9/15/28 – XLCA Insured
9,515	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	9,967,438
	Series 2002B, 5.000%, 11/15/22

162,600	Total New York			172,453,575

	North Carolina – 1.1% (0.7% of Total Investments)
	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,
	Series 2003G:
5,785	5.250%, 6/01/22	6/13 at 100.00	AA+	6,138,406
3,475	5.250%, 6/01/23	6/13 at 100.00	AA+	3,680,546
1,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	1,049,630
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35
	(Alternative Minimum Tax)

10,260	Total North Carolina			10,868,582

	North Dakota – 1.2% (0.7% of Total Investments)
9,650	Dickinson, North Dakota, Health Care Facilities Revenue Bonds, BHS Long Term Care Inc., Series	2/10 at 102.00	AA	11,062,085
	1990, 7.625%, 2/15/20 – RAAI Insured

	Ohio – 2.0% (1.3% of Total Investments)
4,265	Franklin County, Ohio, Hospital Revenue and Improvement Bonds, Children’s Hospital Project,	5/11 at 101.00	Aaa	4,685,060
	Series 2001, 5.500%, 5/01/28 (Pre-refunded 5/01/11) – AMBAC Insured
1,785	Marysville, Ohio, Wastewater Treatment System First Mortgage Revenue Bonds, Series 2005,	12/15 at 100.00	AAA	1,890,851
	5.000%, 12/01/24 – MBIA Insured
2,720	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/20	6/13 at 100.00	AA	2,956,613
2,000	Richland County, Ohio, Hospital Facilities Revenue Refunding Bonds, MedCentral Health System	11/10 at 101.00	A–	2,175,240
	Obligated Group, Series 2000A, 6.125%, 11/15/16
7,000	Steubenville, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Trinity	10/10 at 100.00	A3	7,649,040
	Health System, Series 2000, 6.500%, 10/01/30

17,770	Total Ohio			19,356,804

	Oklahoma – 0.2% (0.1% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB–	503,385
1,050	5.375%, 9/01/36	9/16 at 100.00	BBB–	1,054,158

1,550	Total Oklahoma			1,557,543

	Oregon – 1.0% (0.6% of Total Investments)
	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A:
2,060	5.000%, 5/01/24 – FSA Insured	5/15 at 100.00	AAA	2,164,957
4,220	5.000%, 5/01/30 – FSA Insured	5/15 at 100.00	AAA	4,389,264
2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A,	11/14 at 100.00	AA+	2,659,750
	5.000%, 11/15/21

8,780	Total Oregon			9,213,971

	Pennsylvania – 5.7% (3.7% of Total Investments)
2,440	Chester County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 11/15/24	5/15 at 100.00	Aa1	2,578,128
2,625	Delaware County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 10/01/21	10/15 at 100.00	AA	2,802,109
	Lancaster Higher Education Authority, Pennsylvania, Revenue Bonds, Franklin and Marshall
	College, Series 2003C:
1,340	5.250%, 4/15/15	4/13 at 100.00	A+	1,444,145
1,960	5.250%, 4/15/17	4/13 at 100.00	A+	2,101,806
	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School,
	Series 2005:
4,000	5.000%, 8/15/25 – MBIA Insured	8/15 at 100.00	Aaa	4,225,160
3,550	5.000%, 8/15/26 – MBIA Insured	8/15 at 100.00	Aaa	3,738,434
3,300	5.000%, 8/15/27 – MBIA Insured	8/15 at 100.00	Aaa	3,469,917
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,046,070
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
4,505	5.000%, 9/01/21 – FSA Insured	9/14 at 100.00	AAA	4,737,458
4,735	5.000%, 9/01/22 – FSA Insured	9/14 at 100.00	AAA	4,961,996
8,405	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Mortgage Revenue	4/08 at 103.00	N/R	8,416,935
	Bonds, Cricket Court Apartments, Series 1998A, 6.200%, 4/01/25 (Alternative Minimum Tax)
14,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	15,077,020
	District, Series 2003, 5.250%, 6/01/24 – FSA Insured

51,860	Total Pennsylvania			54,599,178

	Puerto Rico – 0.2% (0.1% of Total Investments)
1,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30 –	7/15 at 100.00	AAA	1,566,960
	XLCA Insured

	South Carolina – 6.7% (4.3% of Total Investments)
8,610	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	9,031,029
	GROWTH, Series 2004, 5.250%, 12/01/24
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series
	2003:
5,090	5.250%, 12/01/18	12/13 at 100.00	AA–	5,432,812
3,595	5.250%, 12/01/20	12/13 at 100.00	AA–	3,827,273
1,865	5.250%, 12/01/21	12/13 at 100.00	AA–	1,981,656
	Lexington County Health Service District, South Carolina, Hospital Revenue Bonds, Series 2004:
1,805	6.000%, 5/01/19	5/14 at 100.00	A	2,006,149
2,400	5.500%, 5/01/24	5/14 at 100.00	A	2,539,128
1,655	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue	8/13 at 100.00	BBB+	1,856,844
	Bonds, Palmetto Health Alliance, Series 2003C, 6.375%, 8/01/34
13,345	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue	8/13 at 100.00	BBB+ (4)	15,470,191
	Bonds, Palmetto Health Alliance, Series 2003C, 6.375%, 8/01/34 (Pre-refunded 8/01/13)
	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement
	Asset-Backed Bonds, Series 2001B:
8,915	6.000%, 5/15/22	5/11 at 101.00	BBB	9,397,569
7,500	6.375%, 5/15/28	5/11 at 101.00	BBB	8,030,400
4,150	6.375%, 5/15/30	No Opt. Call	BBB	4,642,024

58,930	Total South Carolina			64,215,075

	South Dakota – 0.2% (0.1% of Total Investments)
2,045	South Dakota State University, Revenue Bonds, Housing and Auxiliary Facilities, Series 2004,	4/14 at 100.00	AAA	2,170,808
	5.000%, 4/01/20 – MBIA Insured

	Tennessee – 1.1% (0.7% of Total Investments)
6,400	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	6,662,336
	States Health Alliance, Series 2006A, 5.500%, 7/01/36 (WI/DD, Settling 2/14/06)
3,595	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%,	7/13 at 100.00	AA	3,660,141
	7/01/34 (Alternative Minimum Tax)

9,995	Total Tennessee			10,322,477

	Texas – 12.5% (8.1% of Total Investments)
10,205	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	6/06 at 100.00	CCC	8,794,057
	Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)
3,289	Austin Housing Finance Corporation, Texas, GNMA Collateralized Multifamily Housing Revenue	12/10 at 105.00	Aaa	3,633,556
	Bonds, Fairway Village Project, Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)
2,150	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	10/13 at 101.00	Baa2	2,384,307
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)
175	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax	2/10 at 100.00	AAA	190,640
	Schoolhouse and Refunding Bonds, Series 2000, 6.000%, 2/15/16
690	Harlingen Housing Finance Corporation, Texas, GNMA/FNMA Single Family Mortgage Revenue Bonds,	9/10 at 105.00	AAA	703,621
	Series 2000A, 6.700%, 9/01/33 (Alternative Minimum Tax)
1,435	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 (ETM)	No Opt. Call	AAA	1,507,008
	– AMBAC Insured
4,295	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10	No Opt. Call	AAA	4,629,108
	– AMBAC Insured
19,125	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 2000, 6.000%, 2/15/15	8/10 at 100.00	AAA	20,820,431
	– MBIA Insured
4,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	AAA	4,154,440
	2001B, 5.250%, 11/15/40 – MBIA Insured
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AAA	5,340,500
	5/15/25 – MBIA Insured
6,000	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001B, 5.500%, 3/01/15 –	3/11 at 100.00	AAA	6,505,920
	FSA Insured
9,250	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30 –	7/10 at 100.00	AAA	9,831,363
	FSA Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
2,000	5.250%, 8/15/21	No Opt. Call	BBB–	2,076,640
2,500	5.125%, 8/15/26	No Opt. Call	BBB–	2,515,550
1,505	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	AAA	1,611,434
	Corporation, Series 2003C, 5.250%, 5/15/23 – AMBAC Insured
3,400	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003,	5/13 at 100.00	AAA	3,649,322
	5.250%, 5/15/24 – AMBAC Insured
2,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	Baa2	2,019,640
	2001C, 5.200%, 5/01/28
10,810	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage	12/10 at 105.00	Aaa	12,186,221
	Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
	Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.625%, 12/20/32
4,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	11/10 at 101.00	A+ (4)	4,571,600
	Adventist Health System – Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30 (Pre-refunded
	11/15/10)
5,000	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series	3/13 at 100.00	AAA	5,396,450
	1999, 5.250%, 3/01/17 – FSA Insured
4,000	Texas A&M University, Financing System Revenue Bonds, Series 1999, 5.550%, 5/15/29	5/09 at 100.00	AAA	4,265,240
	(Pre-refunded 5/15/09) – MBIA Insured
25,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series	No Opt. Call	AAA	10,642,750
	2002A, 0.000%, 8/15/24 – AMBAC Insured
2,500	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series	7/15 at 100.00	Baa3	2,532,700
	2005, 5.000%, 7/01/20

128,329	Total Texas			119,962,498

	Utah – 0.1% (0.1% of Total Investments)
1,290	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997F, 5.750%, 7/01/28	7/07 at 101.50	Aaa	1,322,211
	(Alternative Minimum Tax)

	Virginia – 0.5% (0.3% of Total Investments)
4,835	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 100.00	N/R	5,119,733
	Bonds, Mayfair Apartments I and II, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)

	Washington – 6.3% (4.1% of Total Investments)
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	2,774,450
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
	Public Utility District 1, Chelan County, Washington, Revenue Bonds, Chelan Hydro Consolidated
	System, Series 1997A:
11,820	5.650%, 7/01/32 (Mandatory put 7/01/24) (Alternative Minimum Tax)	7/07 at 102.00	AA	12,176,491
8,000	5.650%, 7/01/32 (Mandatory put 7/01/27) (Alternative Minimum Tax)	7/07 at 102.00	AA	8,217,920
3,125	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	6/14 at 100.00	Aaa	3,435,813
	5.375%, 12/01/20 – MBIA Insured
5,000	Snohomish County, Washington, Limited Tax General Obligation Bonds, Series 2001, 5.250%,	12/11 at 100.00	AAA	5,306,000
	12/01/26 – MBIA Insured
9,350	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	7/07 at 102.00	Aaa	9,760,652
	1997A, 5.250%, 7/01/15
7,775	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	7/08 at 102.00	Aaa	8,166,316
	1998A, 5.125%, 7/01/18
4,750	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services,	11/08 at 101.00	Aaa	4,957,528
	Series 1998, 5.125%, 11/15/22 – AMBAC Insured
11,000	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AAA	5,937,580

63,320	Total Washington			60,732,750

	Wisconsin – 2.9% (1.9% of Total Investments)
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series
	2003A:
1,000	5.125%, 8/01/22 – AMBAC Insured	8/13 at 100.00	AAA	1,055,560
1,345	5.125%, 8/01/23 – AMBAC Insured	8/13 at 100.00	AAA	1,417,071
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare	7/11 at 100.00	A–	1,067,150
	Inc., Series 2001, 6.000%, 7/01/21
9,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	4/13 at 100.00	BBB+	9,848,700
	Series 2003, 6.400%, 4/15/33
2,175	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc.,	10/11 at 100.00	BBB	2,328,011
	Series 2001, 6.125%, 10/01/16
6,025	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	A–	6,545,560
	Christian Charity Healthcare Ministry, Series 2003A, 6.000%, 9/01/22
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A	2,071,040
	Services Inc., Series 2003A, 5.250%, 8/15/25
	Wisconsin, General Obligation Bonds, Series 2004-3:
1,720	5.250%, 5/01/19 – FGIC Insured	5/14 at 100.00	AAA	1,878,171
1,265	5.250%, 5/01/21 – FGIC Insured	5/14 at 100.00	AAA	1,376,497

25,530	Total Wisconsin			27,587,760

	Wyoming – 0.3% (0.2% of Total Investments)
2,400	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB–	2,441,736
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 1,501,003	Total Long-Term Investments (cost $1,416,419,118) – 154.0%			1,478,235,931

	Short-Term Investments – 0.2% (0.1% of Total Investments)
1,900	Idaho Health Facilities Authority, Revenue Bonds, St. Luke’s Regional Medical Center, Variable	No Opt. Call	VMIG-1	1,900,000
	Rate Demand Obligations, Series 2000, 3.020%, 7/01/30 – FSA Insured (6)

$ 1,900	Total Short-Term Investments (cost $1,900,000)			1,900,000

	Total Investments (cost $1,418,319,118) – 154.2%			1,480,135,931

	Other Assets Less Liabilities – 0.5%			4,989,197

	Preferred Shares, at Liquidation Value – (54.7)%			(525,000,000)

	Net Assets Applicable to Common Shares – 100%			$960,125,128

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor
Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(4)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
(5)	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
(6)	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
WI/DD	Investment purchased on a when-issued or delayed delivery basis.
N/R	Investment is not rated.
(ETM)	Security is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. At January 31, 2006, the cost of investments was $1,417,277,224.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

Gross unrealized:
Appreciation	$71,640,987
Depreciation	(8,782,280)

Net unrealized appreciation (depreciation) of investments	$62,858,707

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2006

* Print the name and title of each signing officer under his or her signature.